Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Sale of units			24,150,000
Sale of private units			618,000
Aggregate of shares subject to forfeiture		787,500
Net of acquired private placement warrant	$ 3,014